Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases.
Schedule of carrying amounts of right-of-use assets

Right-of-use
assets
Cost:
December 31, 2020	$1,660,098
Additions	1,575,434
Foreign exchange translation difference	2,520
December 31, 2021	3,238,052
Additions	8,424,158
Disposal	(524,568)
Foreign exchange translation difference	(658)
June 30, 2022	11,136,984
Amortization:
December 31, 2020	732,764
Additions	767,293
Foreign exchange translation difference	586
December 31, 2021	1,500,643
Additions	515,561
Disposal	(198,623)
Foreign exchange translation difference	(228)
June 30, 2022	$1,817,353
Net book value:
December 31, 2021	$1,737,409
June 30, 2022	$9,319,631

Schedule of change in the lease liabilities

The following tables reconcile the change in the lease liabilities and disclose a maturity analysis of the lease liabilities for the six months ended June 30, 2022 and the year ended December 31, 2021:

Balance as at December 31, 2020	$1,075,773
Lease addition	1,575,434
Accretion of lease liability	144,975
Repayment of principal and interest	(908,911)
Balance as at December 31, 2021	$1,887,271
Lease addition	16,426,759
Accretion of lease liability	310,788
Repayment of principal and interest	(530,385)
Lease modification	(356,433)
Balance as at June 30, 2022	$17,738,000

Schedule of the contractual undiscounted cash flows related to leases

			Present value of
	Future minimum		minimum lease
At June 30, 2022	lease payments	Interest	payments
Less than one year	$1,621,114	$863,190	$757,924
Between one and five years	11,883,451	6,276,296	5,607,155
More than five years	16,438,084	5,065,163	11,372,921
	$29,942,649	$12,204,649	$17,738,000
Current portion of lease liabilities			757,924
Non-current portion of lease liabilities			$16,980,076